MILLENNIUM FUNDS, INC.


                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1999

                             Millennium Funds, Inc.
                               December 31, 1999

Dear Fellow Shareholder:

We are pleased to present you the Millennium Funds Semi-annual Report. As of 12/31/1999, the Millennium Growth Fund gained 103% and the Millennium Growth & Income Fund gained 98.7%, respectively, while the S&P 500 Index advanced by 21%.

As previously reported to you on our June 30 letter, 1999 unfolded with some of the most volatile market conditions ever. Inflation fears, fluctuating CPI data, and the hawkish Federal Reserve on one end and productivity gains, corporate earnings momentum, and the deflationary force of the Internet economy on the other end produced some of the most spectacular market moves ever seen.

Investment Outlook: Our overall market perspective remains extremely bullish. In our judgment, federal budget surpluses, technology-related productivity enhancements, strong US consumer, low unemployment rates, and continued low inflationary forces provide a favorable backdrop for the equity markets.

Although we are positive on the markets, we do believe that extreme volatility will continue. Therefore, individual equity selection will be of critical importance versus ownership of a basket of sector equities. It is ever so critical that we continue to invest diligently and with prudence.

We deeply appreciate having you as a shareholder in the Millennium Funds and hope that you will keep our Funds as an integral part of your long-term investment strategy.

Sincerely,


/S/ ROBERT A. DOWLETT
---------------------
Robert A. Dowlett
Portfolio Manager


                             MILLENNIUM FUNDS, INC.
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (Unaudited)

SHARES                                                            MARKET VALUE
------                                                            ------------

COMMON STOCKS - 71.40%
ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 9.92%
        4,000   +Conexant Syst Inc. ..............................   $  264,875
        6,000   +PMC Sierra Inc. .................................      961,687
       10,000   +RF Micro Devices Inc. ...........................      682,813
                                                                     ----------
                                                                      1,909,375
                                                                     ----------
ENTERPRISE SOFTWARE - 1.56%
        4,300   +BEA Systems Inc. ................................      301,134
                                                                     ----------

INTERNET CONTENT - 0.00%
            1   +At Home Corp. Ser A. ............................           22
                                                                     ----------

INTERNET SOFTWARE - 4.15%
        9,000   +Exodus Communications Inc. ......................      799,594
                                                                     ----------

LASER SYSTEMS/COMPONENTS - 16.76%
        20,000  +JDS Uniphase Corp. ..............................    3,226,250
                                                                     ----------

NETWORKING PRODUCTS - 30.85%
        20,000  +Emulex Corp. ....................................    2,259,375
        10,000  +Foundry Networks Inc. ...........................    3,016,250
        10,000  +JNI Corp. .......................................      661,250
                                                                     ----------
                                                                      5,936,875
                                                                     ----------
TELECOMMUNICATION EQUIPMENT - 8.16%
        6,000   +Qualcomm Inc. ...................................    1,056,563
        8,000   +Tellabs Inc. ....................................      513,250
                                                                     ----------
                                                                      1,569,813
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

                                                                          Page 1



                             Millennium Funds, Inc.
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (Unaudited)

                                                                   MARKET VALUE
                                                                   ------------

                TOTAL COMMON STOCKS
                (Cost $7,402,756) ................................ $ 13,743,063
                                                                   ------------

                Total Investments at Market
                (Cost $7,402,756) ............. 71.40% ...........   13,743,063

                Other Assets less Liabilities . 28.60% ...........    5,503,824
                                               -------             ------------
                Total Net Assets ............. 100.00% ........... $ 19,246,887
                                               =======             ============

(1) Federal Tax Information: At December 31, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of $7,402,756 was as follows:

                Aggregate gross unrealized apprecation for all
                investments for which there was an excess of
                value over cost ..................................  $ 6,483,453
                Aggregate gross unrealized deprecation for all
                investments for which there was an excess of
                cost over value ..................................     (143,146)
                                                                    -----------
                                Net unrealized appreciation ......  $ 6,340,307
                                                                    ===========


+ Denotes non-income producing security




The accompanying notes are an integral part of these financial statements.

Page 2



                             MILLENNIUM FUNDS, INC.
                                  GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1999
                                  (Unaudited)

Shares                                                            Market Value

COMMON STOCKS - 76.15%
APPLICATIONS-SOFTWARE - 1.83%
       10,000   +Inso Corporation ................................  $   322,500
                                                                    -----------

COMPUTER-SOFTWARE - 2.41%
       10,000   +Verity Inc. .....................................      425,313
                                                                    -----------

ELECTRONIC COMPONENTS-SEMICONDUCTORS - 5.02%
        2,000   +Novellus Systems Inc. ...........................      245,062
        4,000   +PMC-Sierra Inc. .................................      641,125
                                                                    -----------
                                                                        886,187
                                                                    -----------
ENTERPRISE SOFTWARE - 1.71%
        4,300   +BEA Systems .....................................      301,134
                                                                    -----------

FIBER OPTICS - 2.77%
        8,500   +Ciena Corp. .....................................      489,016
                                                                    -----------

INTERNET CONTENT - 12.53%
        7,800   +Internet Capital Group Inc. .....................    1,325,269
       10,000   +Exodus Communication Inc. .......................      888,437
                                                                    -----------
                                                                      2,213,706
                                                                    -----------

MEDICAL-BIOMEDICAL/GENE - 2.87%
        6,000   +Biogen Inc.                                            506,813
                                                                    -----------

NETWORKING PRODUCTS - 31.89%
       18,000   +Emulex Corporation ..............................    2,033,437
       10,000   +Foundry Networks Inc. ...........................    3,016,250
        8,800   +JNI Corp. .......................................      581,900
                                                                    -----------
                                                                      5,631,587
                                                                    -----------

TELECOMMUNICATION EQUIPMENT - 15.13%
        5,800    Nokia Spon ADR ..................................    1,102,000
        6,000   +Qualcom Incorporated ............................    1,056,563
        8,000   +Tellabs Inc. ....................................      513,250
                                                                    -----------
                                                                      2,671,813
                                                                    -----------



The accompanying notes are an integral part of these financial statements.

                                                                          Page 3



                             MILLENNIUM FUNDS, INC.
                              GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999
                                  (Unaudited)


                                                                   MARKET VALUE
                                                                   ------------

                TOTAL COMMON STOCKS
                        (Cost $8,266,663) ........................$  13,448,069
                                                                  -------------

                Total Investments at Market
                        (Cost $8,266,663) .......... 76.15%          13,448,069

                Other Assets less Liabilities ...... 23.85%           4,212,640
                                                    -------       -------------
                Total Net Assets .................. 100.00%       $  17,660,709
                                                    =======       =============

(1) Federal Tax Information: At December 31, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of $7,924,955 was as follows:

                Aggregate gross unrealized appreciation for
                all investments for which there was an
                excess of value over cost ........................ $  5,662,731
                Aggregate gross unrealized depreciation for
                all investments for which there was an
                excess of cost over value ........................ $   (139,617)
                                                                   ------------
                        Net unrealized appreciation                $  5,523,114

                                                                   ------------
+ Denotes non-income producing security.

The accompanying notes are an integral part of these financial statements.



                             MILLENNIUM FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
                                  (Unaudited)

                                                                     GROWTH &
                                                       GROWTH         INCOME
                                                       ------         ------
ASSETS:
Investments in securities, at value
        (cost $7,402,756 and $8,266,663) .......   $ 13,743,063    $ 13,448,069
Receivable for securities sold .................      6,983,483       6,981,083
Receivable for fund shares sold ................        206,019          66,317
Due from investment advisor (Note 4) ...........         16,108          21,044
Other assets ...................................         42,904          53,301
                                                   ------------    ------------
        Total Assets ...........................     20,991,577      20,569,814
                                                   ------------    ------------

LIABILITIES:
Cash overdraft .................................   $  1,532,157    $  2,859,384
Payables:
        Fund shares redeemed ...................        166,370          10,464
Other liabilities ..............................         46,162          39,257
                                                   ------------    ------------
        Total Liabilities ......................      1,744,689       2,909,105
                                                   ------------    ------------

        Net Assets .............................   $ 19,246,888    $ 17,660,709
                                                   ============    ============

NET ASSETS CONSIST OF:
        Additional paid in capital .............   $ 10,581,638    $  9,418,238
        Accumulated net investment loss ........        (58,654)        (47,292)
        Accumulated net realized gain from
                investment transactions ........      2,383,597       3,108,358
        Net unrealized appreciation on
                investments ....................      6,340,307       5,181,405
                                                   ------------    ------------
        Net Assets .............................   $ 19,246,888    $ 17,660,709
                                                   ============    ============

Net asset value and redemption
        price per share
        ($19,246,888/ 891,089 and
        $17,660,709/ 904,224 shares of capital
        stock outstanding, respectively)
        (Note 5) ...............................   $      21.60    $      19.53
                                                   ============    ============



The accompanying notes are an integral part of these financial statements.




                             MILLENNIUM FUNDS, INC.
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                                  (UNAUDITED)

                                                                      GROWTH &
                                                        GROWTH         INCOME
                                                        ------         ------

INVESTMENT INCOME:
Dividend .......................................    $       540     $     7,553
Interest .......................................         12,129          15,963
                                                    -----------     -----------
                                                         12,669          23,516
Expenses:
Advisory fee (Note 4) ..........................         46,729          46,110
Administration fee .............................         15,427          15,728
Audit fee ......................................          7,562           6,050
Shareholder reporting fee ......................          2,521           2,521
Amortization of organizational costs ...........          3,527           4,302
Custody fee ....................................          5,546           5,042
Trustee fee ....................................            756             756
Legal fee ......................................          6,302           6,302
Insurance ......................................            342             342
Registration ...................................          7,562           7,562
Interest .......................................         24,454          28,384
Other ..........................................          4,966           4,967
                                                    -----------     -----------
                Total expenses .................        125,694         128,066

                Reimbursed expenses (Note 4) ...        (54,372)        (57,258)
                                                    -----------     -----------
                Net expenses ...................         71,322          70,808
                                                    -----------     -----------
                Net investment loss ............        (58,653)        (47,292)
                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS:
(Note 2)
Net realized gain from investment
        transactions ...........................      2,672,105       3,112,314
                                                    -----------     -----------
Net change in unrealized appreciation of
        investments ............................      5,192,482       4,438,301
                                                    -----------     -----------
Net realized and unrealized gain
        on investments .........................      7,864,587       7,550,615
                                                    -----------     -----------
Net increase in net assets resulting
        from operations $ ......................      7,805,934     $ 7,503,323
                                                    ===========     ===========


The accompanying notes are an integral part of these financial statements.


                             MILLENNIUM FUNDS, INC.
                                  GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                FOR THE SIX MONTHS  FOR THE YEAR
                                                      ENDED            ENDED
                                                    DECEMBER 31,      JUNE 30,
                                                       1999             1999
                                                ------------------  ------------
                                                    (Unaudited)

Net investment loss ..........................    $    (58,653)    $    (54,944)
Net realized gain from investment
        transactions .........................       2,672,105        4,715,622
Net change in unrealized appreciation
        (depreciation) of investments ........       5,192,482         (933,366)
                                                  ------------     ------------
Net increase in net assets resulting
        from operations ......................       7,805,934        3,727,312

Distributions from net investment income .....               0                0
Distributions from net gain on investments ...      (3,094,480)      (1,185,913)

Net capital share transactions (Note 5) ......       6,076,677       (3,951,372)
                                                  ------------     ------------

Net increase (decrease) in net assets ........      10,788,131       (1,409,973)

NET ASSETS:
Beginning of period ..........................       8,458,757        9,868,730
                                                  ------------     ------------

End of period ................................    $ 19,246,888     $  8,458,757
                                                  ============     ============

The accompanying notes are an integral part of these financial statements.



                             MILLENNIUM FUNDS, INC.
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                              FOR THE SIX MONTHS   FOR THE YEAR
                                                     ENDED             ENDED
                                                  DECEMBER 31,        JUNE 30,
                                                     1999              1999
                                              ---------------------------------
                                                  (Unaudited)

Net investment loss ..........................    $    (47,292)    $    (35,473)
Net realized gain from investment
        transactions .........................       3,112,314        1,962,686
Net change in unrealized appreciation
        of investments .......................       4,438,301          743,104
                                                  ------------     ------------
Net increase in net assets resulting
        from operations ......................       7,503,323        2,670,317

Distributions from net investment income .....               0                0
Distributions from net realized gains ........      (2,374,488)        (154,495)

Net capital share transactions (Note 5) ......       3,750,512        5,093,875
                                                  ------------     ------------

Net increase in net assets ...................       8,879,347        7,609,697

NET ASSETS:
Beginning of period ..........................       8,781,362        1,171,665
                                                  ------------     ------------

End of period ................................    $ 17,660,709     $  8,781,362
                                                  ============     ============

The accompanying notes are an integral part of these financial statements.



                             MILLENNIUM FUNDS, INC.
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  FOR THE     FOR THE         FOR THE
                                                 SIX MONTHS    YEAR           PERIOD
                                                    ENDED      ENDED           ENDED
                                                DECEMBER 31,  JUNE 30,        JUNE 30,
                                                   1999         1999           1998**
                                                --------------------------------------
                                                 (Unaudited)

Net asset value, beginning of period ..........   $ 16.41      $ 11.78       $ 10.00

Income from investment operations
Net investment loss ...........................     (0.10)       (0.15)        (0.07)
Net realized and unrealized gain
        on investments ........................      9.94         7.50          1.85
                                                  -------      -------       -------
Total from investment operations ..............      9.84         7.35          1.78
                                                  -------      -------       -------

Less distributions
Dividends from net investment income ..........      0.00         0.00          0.00
Distribution from realized gains from
        security transactions .................     (4.65)       (2.72)         0.00
                                                  -------      -------       -------
Total distributions ...........................     (4.65)       (2.72)         0.00
                                                  -------      -------       -------

Net asset value, end of period ................   $ 21.60      $ 16.41       $ 11.78
                                                  =======      =======       =======

Total return ..................................     70.84%       65.99%        17.80%

Ratios/supplemental data
Net assets, end of period (in 000's) ..........   $19,247      $ 8,459       $ 9,869
Ratio of expenses to average
        net assets ............................      1.45%*       1.45%         1.45%*
Ratio of expenses to average
        net assets before expense reimbursement      2.62%*       3.46%         2.48%*
Ratio of net investment income (loss) to
        average net assets ....................     (1.18%)*     (0.85%)
Portfolio turnover rate .......................    124.64%      984.07%       110.76%

*  Annualized
** Commencement of operations was July 16, 1997


The accompanying notes are an integral part of these financial statements.


                             MILLENNIUM FUNDS, INC.
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  FOR THE     FOR THE         FOR THE
                                                 SIX MONTHS    YEAR           PERIOD
                                                    ENDED      ENDED           ENDED
                                                DECEMBER 31,  JUNE 30,        JUNE 30,
                                                   1999         1999           1998**
                                                --------------------------------------
                                                (Unaudited)


Net asset value, beginning of period ..........   $ 13.83     $ 10.00     $ 10.00

Income from investment operations
Net investment income (loss) ..................     (0.07)      (0.06)       0.00
Net realized and unrealized gain
        on investments ........................      9.32        4.12        0.00
                                                  -------     -------     -------
Total from investment operations ..............      9.25        4.06        0.00
                                                  -------     -------     -------

Less distributions
Dividends from net investment income ..........      0.00        0.00        0.00
Distribution from realized gains from
        security transactions .................     (3.55)      (0.23)       0.00
                                                  -------     -------     -------
Total distributions ...........................     (3.55)      (0.23)       0.00
                                                  -------     -------     -------

Net asset value, end of period ................   $ 19.53     $ 13.83     $ 10.00
                                                  =======     =======     =======

Total return ..................................     76.97%      40.79%       0.00%

Ratios/supplemental data
Net assets, end of period (in 000's) ..........   $17,661     $ 8,781     $ 1,172
Ratio of expenses to average
        net assets ............................      1.45%*      1.45%       1.45%*
Ratio of expenses to average
        net assets before expense reimbursement      2.54%*      2.24%       5.31%*
Ratio of net investment income (loss) to
        average net assets ....................     (0.97%)*    (0.47%)     (1.45%)*
Portfolio turnover rate .......................    123.69%     578.98        0.00%

*   Annualized
**  Commencement of operations was June 26, 1998.

The accompanying notes are an integral part of these financial statements.

                             MILLENNIUM FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
                                  (Unaudited)

1.      ORGANIZATION:

The Millennium Growth Fund (the "Growth Fund") and the Millennium Growth & Income Fund (the "Growth & Income Fund') are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940, as amended. The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997, and the Growth & Income Fund commenced operations on June 26, 1998.

2.      SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the last bid price. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the funds intend to qualify as a regulated investment companies and distribute all of their taxable income to their shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The funds record dividends and distributions to shareholders on the ex-dividend date.

E. DEFERRED ORGANIZATION COSTS - The Growth Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth and Income Fund has incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

                             MILLENNIUM FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
                                  (Unaudited)

F. Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

3.      INVESTMENT TRANSACTIONS:
Investment transactions, excluding short-term investments, for the six months ended December 31, 1999 were as follows:

        Growth Fund:
                Purchases ..................................     $12,423,114
                Sales ......................................     $14,662,827

        Growth & Income Fund:
                Purchases ..................................     $11,812,721
                Sales ......................................     $13,746,049

4.      INVESTMENT MANAGEMENT AGREEMENT:
The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides the Funds with investment advisory and management services for which the Funds pay a fee at an annual rate of .95% of the average daily net assets of the funds.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 1.45% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Funds, if the Funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect at that time. For the six months ended December 31, 1999 the Advisor has reimbursed the Growth Fund in the amount of $54,372, and the Growth and Income Fund $57,258.

Ridgeway Helms Securities Corp. (the "Distributor") acts as the principal underwriter in a continuous public offering of both funds shares. The Distributor is an affiliate of the Advisor.

                             MILLENNIUM FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
                                  (Unaudited)

5.      FUND SHARE TRANSACTIONS:
At December 31, 1999, there were an unlimited number of shares authorized with no par value.


GROWTH FUND:
                                   FOR THE                    FOR THE
                              SIX MONTHS ENDED              YEAR ENDED
                              DECEMBER 31, 1999            JUNE 30, 1999
                                 (UNAUDITED)
                             -------------------          ------------------
                             SHARES        VALUE          SHARES       VALUE
                             ------        -----          ------       -----


Shares sold .........       402,564    $ 6,885,811       305,890    $ 4,051,925
Dividend reinvestment       197,725      3,086,484        82,778      1,175,453
Shares repurchased ..      (224,800)    (3,895,618)     (710,693)    (9,178,750)
                           --------    -----------      --------    -----------
                            375,489    $ 6,076,677      (322,025)   ($3,951,372)

GROWTH & INCOME FUND:

                                    FOR THE                    FOR THE
                               SIX MONTHS ENDED              YEAR ENDED
                               DECEMBER 31, 1999            JUNE 30, 1999
                                  (UNAUDITED)
                              -------------------          ------------------
                              SHARES        VALUE          SHARES       VALUE
                              ------        -----          ------       -----

Shares sold .........       241,207    $ 3,465,859       613,143    $ 6,279,910
Dividend reinvestment       169,199      2,372,168        12,098        154,495
Shares repurchased ..      (141,078)    (2,087,515)     (107,512)    (1,340,530)
                           --------    -----------      --------    -----------
                            269,328    $ 3,750,512       517,729    $ 5,093,875



                                    ADVISOR
                       Millennium Capital Advisors, Inc.
                        400 Montgomery Street, Suite 800
                            San Francisco, CA 94104


                                  DISTRIBUTOR
                     Ridgeway Helms Securities Corporation
                        400 Montgomery Street, Suite 800
                            San Francisco, CA 94104


                                   CUSTODIAN
                            Union Bank of California
                               475 Sansome Street
                            San Francisco, CA 94145

                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                              Hauppauge, NY 11788
                                 (800) 535-9169

                                 LEGAL COUNSEL
                             Spitzer & Feldman P.C.
                           405 Park Avenue, 6th floor
                            New York, New York 10022






This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.